Financial Information of the Parent Company - Schedule of Parent Company Statements of Income and Comprehensive Income (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Schedule of Parent Company Statements of Income and Comprehensive Income [Line Items]
OPERATING EXPENSES	$ (247,164)	$ (231,540)	$ (200,000)
INCOME FROM SUBSIDIARIES	2,350,521	2,091,153	572,435
NET INCOME	2,103,357	1,859,613	372,435
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	99,298	(67,065)	(131,378)
COMPREHENSIVE INCOME	$ 2,202,655	$ 1,792,548	$ 241,057